Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2024
Prospectus Date	rr_ProspectusDate	Nov. 28, 2024
Carbon Collective Climate Solutions U.S. Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Carbon Collective Climate Solutions U.S. Equity ETF – Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Carbon Collective Climate Solutions U.S. Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. For the fiscal year ended July 31, 2024, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in U.S.-listed equity securities of companies that, in the Sub-Adviser’s (defined below) opinion, are primarily focused on building solutions to address climate change (“Climate Solution Companies”). The Sub-Adviser, Carbon Collective Investing, LLC, believes that to properly address climate change, humanity must implement solutions that are more far reaching than just clean energy. For example, the Sub-Adviser believes that buildings must be energy retrofitted, electrical grid infrastructure must be significantly expanded and reinforced, cars and trucks must run on electricity and green hydrogen, and much more. The Sub-Adviser believes that, over time, governments, individuals, and companies will become more focused on addressing climate change. In turn, the Sub-Adviser believes that companies that are developing climate change solutions should, over the long term, be poised to benefit.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S.-listed equity securities of Climate Solution Companies. The Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change. The Fund may invest in international companies, including those in emerging markets, through U.S. exchange-traded American Depositary Receipts (“ADRs”), however, they will not be considered U.S. equity securities for purposes of the Fund’s 80% policy. The Fund intends that under normal circumstances substantially all of its net assets will be invested in equity securities.

In order to be a Climate Solutions Company, a company must pass through all of the below Steps 1-5.

Step 1 – Climate Solutions Identification: In identifying Climate Solution Companies, the Sub-Adviser begins by constructing a universe of equity securities trading on U.S. stock exchanges that have been identified by the Sub-Adviser as building a “climate change solution.” The Sub-Adviser identifies these companies by using open-source resources from one or more independent third-party entities, such as Project Drawdown or the International Energy Agency to identify solutions categories (such as, alternative refrigerants, batteries, biomass power, and building automation systems). The Sub-Adviser then conducts extensive searches to identify companies that are building solutions in these categories. Companies are identified through public filings, internet searches, cross referencing applicable indices, and publicly available market research as well as through reading relevant industry/sector news or blogs. The resulting universe, after application of this inclusionary climate solution building criteria, currently consists of approximately 350 companies and may include companies of any size market capitalization.

Step 2 – Sub-Industry Filter: The Sub-Adviser then analyzes companies to determine whether they fall into one of the following six categories: (1) green utility companies, (2) waste management companies, (3) biofuel companies, (4) carbon capture and sequestration companies, (5) water companies and water utilities, and (6) plant-based diet companies. Those companies are reviewed by the Sub-Adviser for industry specific exclusionary filters to focus on companies that are building climate change solutions. The following is a high-level description of the industry related filters. The Sub-Adviser may modify the filters from time to time. For example, it may modify one or more filters to address new technologies or their efficacy.

1)	Green Utility Companies. For a Climate Solution Company that is a utility company to be included in the Fund’s portfolio, it must generate (or purchase) 50% to 100% of its energy from carbon neutral sources (e.g., wind, solar, hydro, and nuclear). In addition, if the utility owns coal plants, the company must have announced closure dates for those plants within the next three years.

2)	Waste Management Companies. For a Climate Solution Company that is a waste management company to be included in the Fund’s portfolio, it must be involved in recycling and landfill methane capture. Additionally, it must capture methane at 50% or more of the landfills it operates.

3)	Biofuel Companies. Biofuels are combustible fuels that can be used in internal combustion or jet engines but are not derived from fossil fuels. They are produced from fermenting biological matter, however, their emission reductions may be only marginal. In contrast, advanced biofuels are made primarily of crop waste/and used cooking oils and can offer significant emission reductions. For a biofuels company to be included in the Fund’s portfolio, advanced biofuels must make up 50% to 100% of its biofuel production by revenue.

4)	Carbon Capture & Sequestration Companies. These companies separate CO2 from the air and sequester it as a gas underground or in other secure places. To be included in the Fund’s portfolio, a carbon capture company must generate more revenue from its sequestration of CO2 than it does from using captured carbon as fuel. This filter excludes, among others, companies that may sequester only a portion of their own emissions.

5)	Water Companies and Water Utilities. Water conservation and moving water more efficiently are important climate solutions. For a water company to be included in the Fund’s portfolio, it must do at least one of the following: (i) create and/or deploy technology that detects water leaks, (ii) improve energy efficiencies for transporting water (e.g., pumps, etc.), or (iii) create and/or deploy water recycling technologies. In addition, the water company must derive 50 to 100% of its revenue from these activities.

6)	Plant-based Diet Companies. Plant-based foods can generally create the same number of calories with far fewer emissions than those produced from animals. To be included in the Fund’s portfolio, a plant-based food company must generate 50 to 100% of its revenue from plant-based products and that accelerate the adoption of plant-based foods. The Sub-Adviser looks for motivation by the company to innovate products which would create alternatives to what would have been animal-based food.

Step 3 – Revenue Filter: The Sub-Adviser then employs a revenue screening methodology on each of the companies identified as building climate solutions in Step 1 and, if applicable, have passed the sub-industry filters. Each remaining company must either generate at least 50% of its revenue from climate solutions, or, if the company has not yet generated profits, its financial reports must indicate that it is devoting at least 90% of its research and development (R&D) efforts to building climate solutions. To minimize portfolio turnover, if a company has passed the revenue filter at the time of the Fund’s initial investment, the Sub-Adviser will exclude the company from the Fund’s portfolio only once its climate solutions revenue falls below 40%.

Step 4 -- Defense Industry Filter: Companies that manufacture weapons or weapon systems will be excluded from the Fund. The military-industrial complex has not only been one of the single largest emitters of greenhouse gases but also because the production and deployment of weapons are often associated with environmental degradation and resource depletion.

Step 5 - Fraudulent Claims Filter: The Sub-Adviser also attempts to exclude any company that has, in the Sub-Adviser’s determination, been credibly accused of committing fraud, which will be determined by reviews of publicly available information about legal or regulatory proceedings, or that have been determined to have made caught making clearly fraudulent claims. The Sub-Adviser seeks to reduce risks related to deliberate misrepresentation of “green” products, technological progress or other material information such as sales numbers, through review of publicly available information, which may include press releases, shareholder proposals, financial statements, media, and reports of whistleblowers for indicators of fraud such as shareholder accusations, high executive management-level turnover/firings, and financial restatements.

Portfolio Construction. To be included in the Fund’s portfolio, a company must have had its initial public offering (IPO) at least six months prior to inclusion. The Fund’s portfolio will exclude securities that trade over the counter (OTC) rather on a major U.S. stock exchange.

Upon conclusion of its analysis, the Sub-Adviser totals the market capitalization of all the Climate Solution Companies to be included in the Fund’s portfolio then divides the total by the market capitalization of each company to get the percentage allocation of the individual company in the portfolio. The Fund’s portfolio will typically hold the securities of between 150 and 200+ companies. At the time of investment, the securities of a particular company will not exceed 5% of the Fund’s portfolio. The Fund’s investments in any one sector may exceed 25% of its net assets. As of the end of the most recent fiscal year, over 25% of the Fund’s assets were invested in securities within the industrials sector.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.carboncollectivefunds.com/ccso.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.carboncollectivefunds.com/ccso
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s calendar year-to-date return as of September 30, 2024 was 5.94%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 8.06 % for the quarter ended March 31, 2023 and the lowest quarterly return was -7.14 % for the quarter ended September 30, 2023.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”). In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Carbon Collective Climate Solutions U.S. Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund.
Carbon Collective Climate Solutions U.S. Equity ETF | Climate Change Consideration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Climate Change Consideration Risk. Applying climate change and other filters to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use these criteria. As a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. Additionally, the Fund will be more susceptible to events or factors affecting market segments that are focused on climate change solutions.

Carbon Collective Climate Solutions U.S. Equity ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Carbon Collective Climate Solutions U.S. Equity ETF | General Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Carbon Collective Climate Solutions U.S. Equity ETF | Newer Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Carbon Collective Climate Solutions U.S. Equity ETF | Models and Data Risk[Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Models and Data Risk. The composition of the Fund’s portfolio is dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio universe that would have been excluded or included had the Models and Data been correct and complete.

Carbon Collective Climate Solutions U.S. Equity ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
Carbon Collective Climate Solutions U.S. Equity ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Carbon Collective Climate Solutions U.S. Equity ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions or other charges imposed by brokers and bid-ask spreads, which is the cost of the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares, which varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity.. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Carbon Collective Climate Solutions U.S. Equity ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Carbon Collective Climate Solutions U.S. Equity ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Carbon Collective Climate Solutions U.S. Equity ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. The Fund may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

Carbon Collective Climate Solutions U.S. Equity ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. The Fund may invest in indirectly, via ADRs, in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Carbon Collective Climate Solutions U.S. Equity ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Carbon Collective Climate Solutions U.S. Equity ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Carbon Collective Climate Solutions U.S. Equity ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
Carbon Collective Climate Solutions U.S. Equity ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Carbon Collective Climate Solutions U.S. Equity ETF | Mid-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Carbon Collective Climate Solutions U.S. Equity ETF | Small-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to mid- and large-capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Carbon Collective Climate Solutions U.S. Equity ETF | Micro-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Micro-Capitalization Investing. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Carbon Collective Climate Solutions U.S. Equity ETF | Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

Carbon Collective Climate Solutions U.S. Equity ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

Carbon Collective Climate Solutions U.S. Equity ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Industrials Sector Risk. The Fund may invest in significantly in companies in the industrials sector, and therefore the performance of the Fund could be negativelyimpacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence,claims for environmental damage or product liability and general economic conditions, among other factors.

Carbon Collective Climate Solutions U.S. Equity ETF | S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
1 Year	rr_AverageAnnualReturnYear01	26.29%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	18.97%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2022
Carbon Collective Climate Solutions U.S. Equity ETF | Carbon Collective Climate Solutions U.S. Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCSO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Annual Return 2023	rr_AnnualReturn2023	13.97%
Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.14%)
1 Year	rr_AverageAnnualReturnYear01	13.97%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2022
Carbon Collective Climate Solutions U.S. Equity ETF | Carbon Collective Climate Solutions U.S. Equity ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.76%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2022
Carbon Collective Climate Solutions U.S. Equity ETF | Carbon Collective Climate Solutions U.S. Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.43%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2022
Carbon Collective Short Duration Green Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Carbon Collective Short Duration Green Bond ETF – Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Carbon Collective Short Duration Green Bond ETF (the “Fund”) seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. For the fiscal period April 11, 2024 (commencement of operations) to July 31, 2024, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange traded fund (“ETF”) that primarily invests in a diversified portfolio of “green” or “sustainability” corporate bonds. The Fund’s portfolio will generally maintain an average duration of fewer than 5 years and will be comprised of bonds that collectively will have a weighted-average investment grade rating (BBB- or higher). The Fund’s portfolio is managed by Artesian Capital Management (Delaware) LP (“Artesian”) and Carbon Collective Investing, LLC (“Carbon Collective”), both serving as sub-advisers.

Under normal market conditions, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in “green” or “sustainability” bonds with an average duration of five years or less. The Fund’s green and sustainability bonds will either be self-labeled by the issuer of the securities (in line with International Capital Markets Association (“ICMA”) guidelines), or will be Climate Bond Standard (“CBS”) certified bonds.

The Fund may invest up to 20% of its net assets in bonds that are not classified as “green” or “sustainability” bonds. However, these bonds must be issued by companies that Carbon Collective Investing, LLC (“Carbon Collective”), one of the Fund’s sub-advisers, identifies as pure-play green companies. These are companies that are exclusively or predominantly focused on green, sustainable, or environmentally friendly products, services, or technologies. These companies are typically involved in activities that contribute positively to environmental goals, such as reducing carbon emissions, promoting renewable energy, conserving natural resources, or developing eco-friendly technologies.

Types of Bonds in the Fund’s Portfolio

The Fund will invest in both “unseasoned” and “seasoned” bonds selected by Artesian Capital Management (Delaware) LP (“Artesian”), one of the Fund’s sub-advisers.

●	“Seasoned” bonds are bonds that have released at least one Use of Proceeds (UOP) report. A UOP report details how the funds raised by the bond are being used, specifically in environmentally beneficial projects. Artesian chooses these bonds based on their financial performance and their ability, in the aggregate, to achieve a weighted average of avoided/reduced CO2e (or carbon yield) of >400MT per $1 million invested. For these bonds, Artesian depends either on the issuer’s own carbon yield reports or calculates the yield themselves from the project details. Carbon yield calculations are only done with seasoned bonds.

●	“Unseasoned” bonds are bonds that haven’t yet released their first annual UOP report, which usually happens 12 months after issuance. For these bonds, Artesian estimates the potential carbon abatement based on the list of eligible projects they will finance. Artesian selects unseasoned bonds that they expect to meet their carbon yield targets, relying either on the issuer’s projected carbon yield reports or calculating it themselves. Once these bonds release their sustainability reports, Artesian reassesses them to ensure they continue to meet the Fund’s environmental criteria.

Green and Sustainability Bond Standards

“Green” bonds are fixed income securities that are specifically used to fund projects that contribute to environmental sustainability. The funds raised from these bonds are dedicated to initiatives that support climate change mitigation or other environmental objectives.

There are two types of green bonds: those certified by the Climate Bonds Standard (CBS) and self-labeled green bonds. The latter category adheres to guidelines specified by the International Capital Market Association (ICMA) in their “Green Bond Principles.” For further details on the specific areas of environmental initiatives permitted by ICMA, refer to the “Additional Information About the Fund” section below. Green bonds can be repaid by the issuer from any number of sources that are not limited to the projects they finance. For example, an issuer can raise debt or equity or use cash on hand to repay its green bond. A green bond ranks equally to a non-green bond of the same issuer with the same seniority.

“Sustainability” bonds are also fixed-income securities, where the proceeds will be exclusively applied to finance or re-finance a combination of both green and social projects Sustainability bonds must have projects that both follow the IMCA’s “green bond” guidance as well as their “social bond” guidance. Like green bonds noted above, sustainability bonds are self-labeled by the issuer.

Issuers’ Commitments for Green and Sustainability Bonds

To label a bond as a “Green” or “Sustainability” bond, the issuer must agree to adhere to the IMCA’s core tenants for such bonds:

●	- Stated use of proceeds;
●	- Process for green or social project evaluation and selection;
●	- Process for management of proceeds; and
●	- Commitment to ongoing reporting of the environmental performance of the Use of Proceeds.

Financial Analyses:

Artesian prioritizes securities of issuers that have, in Artesian’s view, a strong business profile. Additionally, Artesian looks for securities that offer value, for example, those with temporarily low prices or new issues priced lower than similar bonds.

The Fund seeks to purchase bonds in the primary market to obtain a “new issue premium.” In this market, Artesian conducts a relative value analysis whereby it compares a new bond (the candidate bond) with other similar bonds already in the market. The goal of this comparison is to understand how the new bond is priced relative to existing bonds with similar characteristics, such as credit quality, maturity, and interest rate. The Fund’s portfolio managers will exercise discretion in selecting new issuances, focusing on those that, in their view, offer the best financial returns and CO2e reduction or avoidance. The Fund will mainly invest in bonds issued in U.S. dollars, but it may also invest in bonds issued in other currencies.

In secondary market trading, Artesian will look to replace or expand existing Fund holdings by assessing the relative value of these securities in the context of current market conditions.

The Fund will sell securities under certain conditions:

●	When a more attractive option is available that enhances the Fund’s overall yield, duration, creditworthiness, diversification, or CO2e reduction.
●	If there’s a negative shift in the business outlook.
●	When the market price of a bond reaches or exceeds its fair value, such as when it’s trading at prices better or similar to its similarly rated competitors.
●	If a company fails to meet sustainability metrics as defined in their sustainability report unless Artesian believes that the issuer has taken, or is in the process of taking, appropriate corrective action.

Exclusions:

The Fund’s investable universe excludes bonds issued by companies that derive 10% or more of their revenue from the following industries: production of fossil fuels, defense, weapons, and private prisons. A list of excluded companies will be researched and maintained by Carbon Collective See “Additional Information About the Fund’s Principal Investment Strategies” for more information about these exclusions.

Credit Quality:

The Fund’s portfolio holdings, collectively, will maintain a weighted-average credit exposure at an investment-grade level, with a minimum average credit quality equivalent to a BBB rating. This approach is aimed at balancing the pursuit of sustainability objectives with the necessity of managing credit risk. The Fund may choose not to immediately sell a bond if its credit rating falls below investment grade (i.e., to junk bond status), in order to potentially minimize losses.

The Fund may pursue higher yields by investing in non-investment grade bonds (junk bonds). However, this exposure is capped at 20% of the Fund’s total assets, measured at the time of investment, thereby limiting the risk associated with lower credit quality investments.

The Fund’s bonds will be issued in various currencies, specifically in United States Dollars (USD), Euros (EUR), Australian Dollars (AUD), Singapore Dollars (SGD), British Pounds (GBP), and Japanese Yen (JPY).

Duration:

The portfolio will maintain an average duration of fewer than 5 years, a strategy that aims to mitigate the risks associated with interest rate fluctuations and to seek to provide a moderate level of income stability.

See “Additional Information about the Fund” below for a description of financial terms used above.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.carboncollectivefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.carboncollectivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Carbon Collective Short Duration Green Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund.
Carbon Collective Short Duration Green Bond ETF | General Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Carbon Collective Short Duration Green Bond ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
Carbon Collective Short Duration Green Bond ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Carbon Collective Short Duration Green Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions or other charges imposed by brokers and bid-ask spreads, which is the cost of the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares, which varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity.. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Carbon Collective Short Duration Green Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Carbon Collective Short Duration Green Bond ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Carbon Collective Short Duration Green Bond ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Carbon Collective Short Duration Green Bond ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Advisers’ success or failure to implement investment strategies for the Fund.
Carbon Collective Short Duration Green Bond ETF | Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

Carbon Collective Short Duration Green Bond ETF | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Carbon Collective Short Duration Green Bond ETF | High Yield Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield Securities (Junk Bonds) Risk. Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Carbon Collective Short Duration Green Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate. Floating rate securities are subject to interest rate risk and credit risk.

Carbon Collective Short Duration Green Bond ETF | Prepayment Risk and Extension Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment Risk and Extension Risk. Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities. If interests rate rise, then issuers may extend the duration of a fixed income security so that it is paid off more slowly than expected and the value of the security may decline.

Carbon Collective Short Duration Green Bond ETF | “Green” Bond Investment Consideration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

“Green” Bond Investment Consideration Risk. The Fund’s emphasis on “green” and “sustainable” bonds may result in the exclusion of certain securities, potentially causing the Fund to miss market opportunities and at times, underperform compared to less environmentally selective funds. This concentration increases exposure to specific market segments involved in environmental solutions, leading to greater volatility in the Fund’s portfolio. Additionally, the evolving nature of societal and governmental responses to climate change, along with rapid technological advancements, may affect the performance and relevance of such bonds. The Fund also faces the risk of differing interpretations of what constitutes effective climate change solutions, which can impact investment decisions and outcomes. Additionally, the Fund’s exclusion criteria may result in the Fund not being able to invest in “green” or “sustainable” bonds of certain companies.

Carbon Collective Short Duration Green Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Carbon Collective Short Duration Green Bond ETF | Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Data Risk. The composition of the Fund’s portfolio is dependent on information and data supplied by third parties (“Data”), such as sustainability reports. When Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio universe that would have been excluded or included had the Data been correct and complete.

Carbon Collective Short Duration Green Bond ETF | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Carbon Collective Short Duration Green Bond ETF | Carbon Collective Short Duration Green Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCSB
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3],[4],[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.51%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 164

[1]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[2]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[3]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[4]	Estimated for the current fiscal year.
[5]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.